Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	Sep. 20, 2022 EUR (€)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)
Bonds | Fresenius Medical Care US Finance II, Inc.
Long-term debt
Redemption of bonds		€ 532,522	$ 700,000
Bonds issued with coupon rate 3.875%
Long-term debt
Face amount	€ 750,000
Borrowings term (in years)	5 years
Interest rate (as a percent)	3.875%